Recapitalization (Tables)	12 Months Ended
Dec. 31, 2024
Recapitalization [Abstract]
Schedule of Listing expense	The excess of fair value of TNL Mediagene ordinary shares issued over the fair value of Blue Ocean’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred, the summary of which is as follows:
	Listing expense
	Shares	Amount
Fair value of TNL Mediagene equity consideration issued:
Public shareholders	63,903	$685,040
Sponsor shareholders (Note 1)	2,726,418	29,227,201
Total value of TNL Mediagene shares issued to Blue Ocean shareholders (Note 2)		29,912,241
Net assets of Blue Ocean as of December 5, 2024
Cash and cash equivalents		2,653
Financial assets at fair value through profit or loss		741,839
Other payables		(5,396,683)
Promissory notes		(2,562,102)
Financial liabilities at fair value through profit or loss		(610,028)
Other liabilities		(424,184)
Total net assets of Blue Ocean as of December 5, 2024		(8,248,505)
Excess of fair value of TNL Mediagene consideration issued over Blue Ocean net assets acquired		$38,160,746